Interim Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 14,390,141		$ 12,568,560		$ 8,994,340		$ 20,314,035
Inventories	11,428,910		11,137,513		11,046,837		1,916,573
Accounts receivable	6,120,217		5,702,096		4,430,883		4,565,305
Other current assets	9,620		9,679		318,319		112,865
Prepayments	1,682,339		2,705,081		7,091,645		4,307,852
Prepaid land lease and other leases	220,625		221,985		91,023		94,427
Total current assets	33,851,852		32,344,914		31,973,047		31,311,057
Non-current assets
Investment	137,061		137,906		149,296		154,880
Property, plant and equipment	264,245		280,114		365,054		411,531
Prepaid land lease and other leases	1,673,328		1,739,139		1,127,788		1,264,399
Total non-current assets	2,074,634		2,157,159		1,642,138		1,830,810
Total assets	35,926,486		34,502,073		33,615,185		33,141,867
Current liabilities
Accounts payable					108,561		112,621
Accrued expenses and other current liabilities	833,285		710,077		667,925		885,583
Contract liabilities							57,147
Current tax liabilities	434,159		435,248		163,976		514,834
Total current liabilities	4,867,361		4,724,494		4,263,324		4,603,213
Non-current liabilities
Total liabilities	$ 16,076,490		$ 16,002,721		$ 16,473,026		$ 17,269,602
Shareholders’ equity
Number of authorized shares with par value US$0.001 (in Shares)	100,000,000	[1]	100,000,000	[1],[2]	50,000,000	[2]	50,000,000	[2]
Number of issued shares with par value US$0.001 (in Shares)	12,584,625	[1]	12,584,625	[1],[2]	12,584,625	[2]	12,584,625	[2]
Equity
Share capital	$ 39,139		$ 39,139		$ 39,139		$ 39,139
Additional paid-in capital	377,538		377,538		377,538		377,538
Accumulated other comprehensive income (loss)	(1,384,645)		(1,262,097)		155,037		798,853
Retained earnings	20,817,964		19,344,772		16,570,445		14,656,735
Total shareholders’ equity	19,849,996		18,499,352		17,142,159		15,872,265
Total liabilities and shareholders’ equity	35,926,486		34,502,073		33,615,185		33,141,867
Related Party
Current liabilities
Amount due to Director	3,599,917		3,579,169		3,322,862		3,033,028
Non-current liabilities
Amount due to Director	$ 11,209,129		$ 11,278,227		$ 12,209,702		$ 12,666,389

[1]	Giving retroactive effect to the Stock Split as detailed in note 12 to the consolidated financial statements.
[2]	Giving retroactive effect to the Reverse Split and Stock Split as detailed in note 13 to the consolidated financial statements.